RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 917,218	$ 619,082	$ 30,871
Purchases of goods and services, related party transactions	634,912	587,397	343,297
Income, related party transactions	9,330	7,611	3,507
Dividends received	8,837	3,360	183
Other income (expense), related party transactions	1,504	2,970	2,372
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	157,135	210,018
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	774,526	453,551	0
Revenue from rendering of services, related party transactions	176	177	737
Purchases of goods, related party transactions	483,182	404,891	144,673
Services received, related party transactions	10,266	13,126	12,836
Income, related party transactions	9,330	7,611	3,507
Dividends received	8,837	3,360	183
Other income (expense), related party transactions	1,012	2,723	1,660
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	201,693	223,847
Advances to suppliers	2,812	0
Amounts payable, related party transactions	(37,384)	(24,570)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	141,230	164,694	29,480
Revenue from rendering of services, related party transactions	1,286	660	654
Purchases of goods, related party transactions	50,928	57,941	58,929
Services received, related party transactions	90,536	111,439	126,859
Other income (expense), related party transactions	492	247	$ 712
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	5,975	29,033
Advances to suppliers	7,534	3,255
Amounts payable, related party transactions	$ (23,495)	$ (21,547)